Accounts Receivable - Transactions Affecting Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance, beginning of year	$ 11	$ 13	$ 12
Provisions charged to expense	6	3	5
Write-offs and other	(7)	(5)	(4)
Balance, end of year	$ 10	$ 11	$ 13